Document and Entity Information	Jul. 18, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841761
Document Type	8-K
Document Period End Date	Jul. 18, 2022
Entity Registrant Name	GROVE COLLABORATIVE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40263
Entity Tax Identification Number	88-2840659
Entity Address, Address Line One	1301 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(800)
Local Phone Number	231-8527
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GROV
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GROV.WS
Security Exchange Name	NYSE